LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES

18.	LEASES

The Company is lessee in several lease agreements for forest lands, offices, distribution centers, outgrowers, vehicles, among others. Some contracts have a renewal option for an additional period at the end of the agreement, established by contractual amendments. Automatic renewals or renewals for undetermined periods are not allowed.

The contract clauses mentioned, with respect to renewal, readjustment and purchase option, are contracted according to market practices. In addition, there are no clauses of contingent payments or restrictions on dividends distribution, payments of interest on shareholders’ equity or obtaining debt.

18.1.    Right-of-use assets

The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 13 and 14).

	Average rate (1)	12.31.21	Additions	Disposals	Monetary correction by Hyperinflation	Exchange rate variation	12.31.22
Cost
Land		145,394	732	(2,489)	3,534	(7,431)	139,740
Buildings		3,223,625	927,818	(116,707)	18,933	(22,526)	4,031,143
Machinery and equipment		117,412	4,086	(74,193)	815	(432)	47,688
Vehicles		369,979	246,075	(5,477)	6,279	(14,740)	602,116
Software		79,731	-	(67,428)	-	-	12,303
		3,936,141	1,178,711	(266,294)	29,561	(45,129)	4,832,990

Depreciation
Land	8.95%	(36,439)	(12,334)	2,401	1,090	1,276	(44,006)
Buildings	5.16%	(1,383,968)	(510,875)	104,540	(10,225)	15,751	(1,784,777)
Machinery and equipment	25.60%	(73,385)	(27,726)	74,111	(475)	192	(27,283)
Vehicles	23.19%	(189,817)	(161,992)	4,383	(5,496)	6,015	(346,907)
Software	76.58%	(61,193)	(3,998)	54,377	-	-	(10,814)
		(1,744,802)	(716,925)	239,812	(15,106)	23,234	(2,213,787)
		2,191,339	461,786	(26,482)	14,455	(21,895)	2,619,203
(1)	Weighted average annual rate.

	Average rate (1)	12.31.20	Additions	Disposals	Transfers	Business combination	Exchange rate variation	12.31.21
Cost
Land		48,661	3,761	(2,503)	90,549	-	4,926	145,394
Buildings		2,861,916	532,728	(88,723)	(90,549)	6,252	2,001	3,223,625
Machinery and equipment		112,593	98,353	(98,918)	596	4,527	261	117,412
Vehicles		344,918	46,707	(29,186)	(596)	851	7,285	369,979
Software		74,582	5,213	(64)	-	-	-	79,731
		3,442,670	686,762	(219,394)	-	11,630	14,473	3,936,141

Depreciation
Land	9.03%	(13,526)	(12,030)	1,533	(11,954)	-	(462)	(36,439)
Buildings	21.29%	(914,816)	(535,838)	59,332	11,954	-	(4,600)	(1,383,968)
Machinery and equipment	57.13%	(107,316)	(64,228)	98,673	(338)	-	(176)	(73,385)
Vehicles	28.83%	(101,495)	(102,320)	17,699	338	-	(4,039)	(189,817)
Software	42.22%	(33,048)	(28,209)	64	-	-	-	(61,193)
		(1,170,201)	(742,625)	177,301	-	-	(9,277)	(1,744,802)
		2,272,469	(55,863)	(42,093)	-	11,630	5,196	2,191,339
(1)	Weighted average annual rate.

18.2.	Lease liabilities

	WAM (1)	12.31.21	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.22
Land	10.3	126,293	732	(7,709)	(9,653)	9,653	(166)	(6,674)	112,476
Buildings	1.8	2,095,375	935,916	(458,434)	(102,740)	191,431	(19,395)	(8,079)	2,634,074
Machinery and equipment	2.0	45,218	4,086	(25,609)	(2,709)	2,709	(10)	(1,120)	22,565
Vehicles	1.9	192,694	246,075	(153,992)	(15,830)	15,830	(1,362)	(9,200)	274,215
Software	0.8	19,666	-	(4,102)	(249)	249	(13,960)	-	1,604
		2,479,246	1,186,809	(649,846)	(131,181)	219,872	(34,893)	(25,073)	3,044,934

Current		471,956							676,864
Non-current		2,007,290							2,368,070
(1)	Weighted average maturity in years.

	WAM (1)	12.31.20	Additions	Payments	Interest paid	Interest accrued	Disposals	Transfers	Business combination	Exchange rate variation	12.31.21
Land	4.6	37,868	3,761	(6,890)	(9,063)	9,063	(1,160)	82,851	-	9,863	126,293
Buildings	1.9	2,195,407	532,728	(507,479)	(120,193)	186,165	(92,461)	(82,851)	8,805	(24,746)	2,095,375
Machinery and equipment	0.9	3,773	98,353	(62,357)	(3,764)	3,764	(35)	-	4,998	486	45,218
Vehicles	1.8	256,423	46,707	(99,944)	(17,577)	17,577	(1,680)	-	940	(9,752)	192,694
Software	1.5	43,210	5,213	(28,757)	(2,306)	2,306	-	-	-	-	19,666
		2,536,681	686,762	(705,427)	(152,903)	218,875	(95,336)	-	14,743	(24,149)	2,479,246

Current		383,162									471,956
Non-current		2,153,519									2,007,290
(1)	Weighted average maturity in years.

18.3.	Lease liabilities maturity schedule

The maturity schedule of the minimum required future payments is presented below:

12.31.22
Current	676,864
Non-current	2,368,070
2024	559,084
2025	438,093
2026	321,796
2027	231,775
2028 onwards	817,322
3,044,934

18.4.	Incremental borrowing rate

The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below:

	12.31.22		12.31.21
Contract Terms	Nominal rate % p.a.	Real rate % p.a.	Nominal rate % p.a.	Real rate % p.a.
1 year	14.39%	8.31%	5.34%	0.86%
2 years	14.36%	7.09%	5.24%	1.02%
3 years	13.72%	6.71%	6.83%	2.60%
4 years	12.40%	6.68%	8.49%	4.41%
5 years	16.24%	8.21%	9.69%	4.85%
6 years	13.66%	7.20%	10.61%	5.15%
7 years	-	-	11.18%	10.56%
12 years	-	-	9.85%	5.55%
15 years	17.89%	10.24%	-	-
16 years	-	-	12.44%	6.70%
17 years	12.29%	6.63%	13.12%	6.77%
18 years	14.74%	8.05%	13.01%	6.70%
19 years	18.27%	10.53%	-	-
20 years	-	-	12.95%	7.07%

The nominal rates presented above as of December 31, 2022 refer to the incremental borrowing rates used in contracts recognized during the year ended December 31, 2022 and the rates as of December 31, 2021 refer to the rates used in contracts recognized during the year ended December 31, 2021.

18.5.	Amounts recognized in the statement of income

The amounts directly recognized in the statement of income presented below relate to items not capitalized including: low-value assets, short-term leases and leases with variable payments.

	12.31.22	12.31.21	12.31.20
Variable payments not included in the lease liabilities	217,498	282,732	300,949
Expenses related to short-term leases	124,451	171,733	162,313
Expenses related to low-value assets	13,469	4,681	3,531
Amounts recognized in the statement of income	355,418	459,146	466,793

18.6.    Sale-and-leaseback transactions

During the year ended December 31, 2022, the conditions for ownership transfer of a feed factory in Francisco Beltrão, previously owned by the Company, were concluded. The transaction was classified as a sale-and-leaseback. The right-of use asset and lease liability was recognized and are presented in the additions of the Buildings class, with the following amounts: right-of-use asset of R$2,945 and lease liability of R$11,042. A gain was recognized under Other Operating Income in the amount of R$5,521.